Intangible Assets - Additional Information (Detail) (USD $)	0 Months Ended
	Feb. 15, 2012	Jul. 14, 2011	Jan. 14, 2011	Nov. 14, 2008	Feb. 11, 2008	Feb. 28, 2012	Feb. 15, 2013	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								$ 32,120,000	$ 22,550,000
BeijingWits Medical Limited
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								845,000
BeijingWits Medical Limited | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired	1,800,000
Amortization period	10 years
BeijingWits Medical Limited | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired	400,000
Amortization period	4 years
BeijingWits Medical Limited | Non-compete Agreements
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired	10,000
Amortization period	5 years
Firecrest Clinical Limited
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								9,152,000
Firecrest Clinical Limited | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired		5,200,000
Amortization period		7 years 6 months
Firecrest Clinical Limited | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired		1,200,000
Amortization period		1 year 2 months 12 days
Firecrest Clinical Limited | Technology Assets
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired		11,200,000
Amortization period		7 years 6 months
Firecrest Clinical Limited | Trade Names
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired		1,400,000
Amortization period		4 years 6 months
Oxford Outcomes Limited
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								4,791,000
Oxford Outcomes Limited | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired			6,600,000
Amortization period			6 years 6 months
Oxford Outcomes Limited | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired			600,000
Amortization period			2 years
Prevalere Life Sciences
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								4,977,000
Prevalere Life Sciences | Volunteer list acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired				7,400,000
Prevalere Life Sciences | Minimum | Volunteer list acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period				7 years
Prevalere Life Sciences | Maximum | Volunteer list acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period				11 years
Healthcare Discoveries Inc
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								2,704,000
Healthcare Discoveries Inc | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					1,600,000
Healthcare Discoveries Inc | Volunteer list acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					1,300,000
Healthcare Discoveries Inc | Minimum | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period					2 years
Healthcare Discoveries Inc | Minimum | Volunteer list acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period					6 years
Healthcare Discoveries Inc | Maximum | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period					9 years
PriceSpective LLC
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								3,675,000
PriceSpective LLC | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired						10,200,000
Amortization period						10 years
PriceSpective LLC | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired						400,000
Amortization period						9 months 18 days
PriceSpective LLC | Non-compete Agreements
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired						400,000
Amortization period						3 years
Aptiv Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								3,313,000
Clinical Trial Services
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition								2,663,000
Clinical Trial Services | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired							3,300,000
Amortization period							3 years
Clinical Trial Services | Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired							$ 600,000
Amortization period							1 year